Contract costs	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer1 [Abstract]
Contract costs

Note 14	Contract assets and liabilities

The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

		Contract assets (1)		Contract liabilities
FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019	2020	2019
Opening balance, January 1		1,644	1,493	890	899
Revenue recognized included in contract liabilities at the beginning of the year		—	—	(643)	(666)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year		188	131	—	—
Increase in contract liabilities during the year		—	—	688	644
Increase in contract liabilities included in contract assets during the year		(186)	(175)	—	—
Increase in contract assets from revenue recognized during the year		834	1,915	—	—
Contract assets transferred to trade receivables		(1,376)	(1,461)	51	47
Acquisitions		—	—	—	(4)
Contract terminations transferred to trade receivables		(145)	(205)	19	24
Discontinued operations	3	(1)	—	—	—
Other		(15)	(54)	(46)	(54)
Ending balance, December 31		943	1,644	959	890
(1) Net of allowance for doubtful accounts of $59 million and $68 million at December 31, 2020 and December 31, 2019, respectively. See Note 28, Financial and capital management, for additional details.

Note 15	Contract costs

The table below provides a reconciliation of the contract costs balance.

FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019
Opening balance, January 1		783	707
Incremental costs of obtaining a contract and contract fulfillment costs		535	602
Amortization included in operating costs		(552)	(523)
Impairment charges included in operating costs		—	(3)
Discontinued operations	3	(2)	—
Ending balance, December 31		764	783

Contract costs are amortized over a period ranging from 12 to 84 months.

Note 32	Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2020.

	2021	2022	2023	2024	2025	THEREAFTER	TOTAL
Wireline	1,411	1,098	593	371	180	530	4,183
Wireless	1,645	635	44	1	1	1	2,327
Total	3,056	1,733	637	372	181	531	6,510
When estimating minimum transaction prices allocated to the remaining unfulfilled, or partially unfulfilled, performance obligations, BCE applied the practical expedient to not disclose information about remaining performance obligations that have an original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer.